13 Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Intangible assets

13	Intangible assets

				Customers
		Brands	Software	and Suppliers
	Goodwill	and Patents	licenses	Agreements	Total
Balance as of December 31, 2017	2,058,874	230,087	192,140	246,396	2,727,497

Cost - previously disclosed	3,187,722	349,316	607,528	772,253	4,916,819
Cost - reclassification	(44)	58,515	117,743	121,861	298,075
Cost - reclassified	3,187,678	407,831	725,271	894,114	5,214,894

Accumulated amortization - previously disclosed	(1,128,848)	(119,229)	(415,388)	(525,857)	(2,189,322)
Accumulated amortization - reclassification	44	(61,252)	(108,644)	(128,223)	(298,075)
Accumulated amortization - reclassified	(1,128,804)	(180,481)	(524,032)	(654,080)	(2,487,397)
Balance as of January 1, 2018	2,058,874	227,350	201,239	240,034	2,727,497

Acquisitions			51,707	272	51,979
Foreign currency translation adjustment		23,966	10,037	(185)	33,818
Cost		27,021	21,053	94,351	142,425
Amortization		(3,055)	(11,016)	(94,536)	(108,607)
Transfers by projects and stoppage in progress		2,532	1,929		4,461
Disposals				(1,003)	(1,003)
Cost				(596,557)	(596,557)
Amortization				595,554	595,554
Amortization		(7,551)	(30,780)	(37,439)	(75,770)
Net book value	2,058,874	246,297	234,132	201,679	2,740,982
Cost	3,187,678	437,384	799,960	392,180	4,817,202
Accumulated amortization	(1,128,804)	(191,087)	(565,828)	(190,501)	(2,076,220)
Balance as of December 31, 2018	2,058,874	246,297	234,132	201,679	2,740,982

Acquisitions		112	61,414		61,526
Foreign currency translation adjustment		12,957	2,704		15,661
Cost		13,919	6,356		20,275
Amortization		(962)	(3,652)		(4,614)
Transfers from property, plant and equipment projects and stoppage in progress			6,433		6,433
Other
Cost			(4)		(4)
Amortization			4		4
Amortization		(7,751)	(32,747)	(22,016)	(62,514)
Net book value	2,058,874	251,615	271,936	179,663	2,762,088
Cost	3,187,678	451,415	874,159	392,180	4,905,432
Accumulated amortization	(1,128,804)	(199,800)	(602,223)	(212,517)	(2,143,344)
Balance as of December 31, 2019	2,058,874	251,615	271,936	179,663	2,762,088

Average annual rates of amortization		4.96%	12.40%	6.00%

The Company adopts the following accounting practice for each class of intangible assets:

(a)	Goodwill

The existing goodwill was determined in accordance with the criteria established by the accounting practices adopted in Brazil before the adoption of the IASB pronouncements and represent the excess of the amount paid over the amount of equity of the companies acquired. Such goodwill was amortized until December 2008. As from 2009, it has been subject to annual impairment tests.

On December 31, 2019, the Company tested the balances of goodwill shown in the table below for impairment:

Goodwill
CGU
Southern petrochemical complex	1,390,741
Northeastern petrochemical complex	475,780
Vinyls unity	192,353

The determination of value in use involves judgements and assumptions to determine the discounted cash flow as described in Note 3.2.3(b). The WACC used was 10.69% p.a. The inflation rate considered for perpetuity was 3.5%.

The recoverable amount is based on the fair value less cost of disposal, future capital expenditure and its associated costs, based on the discounted cash flow consistent with a market participant perspective, less incremental costs directly attributable to the disposal. The main assumptions consider a post-tax discount rate under current market conditions and an average growth rate of 2% p.a.

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, the Company conducted a sensitivity analysis based on changes in these variables considering +0.5% on discount rate and -0.5% on perpetuity. Based on the analyses conducted by Management, there was no need to record impairment losses for the balances of these assets in the year ended December 31, 2019.

The main assumptions used for projecting cash flows are related to the projection of macroeconomic indicators, international prices and global and local demand in the countries where Braskem has operational production plants.

Macroeconomic indicators are provided by a widely recognized consulting firm and include items such as: exchange, inflation and interest rates, among others.

Prices for key petrochemical products are obtained from projections produced by specialized third party consulting firm, which are reviewed and supplemented based on Management´s experience. Also, final prices take into consideration meetings of specific internal committees and the knowledge of the Company’s experts in preparing the benchmarks for each market. In most cases, for the projected period, the internally projected prices have gone through a new revision compared to those originally projected by the specialized third party consulting firm.

Similar to for prices, global demand also is contracted from a specific consulting firm and, in the markets where the Company operates more directly, they consider additional variables for the composition of local demand.

(b)	Intangible assets with definite useful lives

(b.1)	Trademarks and patents

The technologies acquired from third parties, including those acquired through business combination, are recorded at the cost of acquisition and/or fair value and other directly attributed costs, net of accumulated amortization and provision for impairment, when applicable. Technologies that have definite useful lives and are amortized using the straight-line method based on the term of the purchase agreement (between 10 and 20 years). Expenditures with research are accounted for in profit or loss as they are incurred, and development expenses are capitalized when projects are viable.

(b.2)	Contractual customer and supplier relationships

Contractual customer and supplier relationships arising from a business combination were recognized at fair value at the respective acquisition dates. These contractual customer and supplier relationships have a definite useful life and are amortized using the straight-line method over the term of the respective purchase or sale agreement (between 14 and 28 years).

(b.3)	Software

All software booked has definite useful life estimated between 5 and 10 years and is amortized using the straight-line method. Costs associated with maintaining computer software programs are recognized in profit or loss as incurred.

(c)	Intangible assets by country

	2019	2018

Brazil	2,521,941	2,510,503
Mexico	193,741	178,261
United States of America	24,313	26,791
Germany	22,077	25,373
Other	16	54
	2,762,088	2,740,982